Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2025

Shares		Value
COMMON STOCKS 99.9%
COMMUNICATION SERVICES 19.2%
	INTERNET 19.2%
71,000	Alphabet, Inc. Class A	$10,979,440
47,000	Meta Platforms, Inc. Class A	27,088,920
16,000	Netflix, Inc.(1)	14,920,480
75,000	Roku, Inc.(1)	5,283,000
390,000	Snap, Inc. Class A(1)	3,396,900
		61,668,740
CONSUMER DISCRETIONARY 16.3%
	AUTO MANUFACTURERS 4.6%
400,000	Rivian Automotive, Inc. Class A(1)(2)	4,980,000
38,000	Tesla, Inc.(1)	9,848,080
		14,828,080
	ENTERTAINMENT 1.7%
160,000	DraftKings, Inc. Class A(1)(2)	5,313,600
	INTERNET 7.2%
82,000	Amazon.com, Inc.(1)	15,601,320
1,650	Booking Holdings, Inc.	7,601,401
		23,202,721
	RETAIL 2.8%
110,000	Chipotle Mexican Grill, Inc.(1)	5,523,100
12,000	Lululemon Athletica, Inc.(1)	3,396,720
		8,919,820
		52,264,221
ENERGY 2.0%
	OIL & GAS 2.0%
40,000	Diamondback Energy, Inc.	6,395,200
FINANCIALS 10.6%
	DIVERSIFIED FINANCIALS 7.2%
56,000	Coinbase Global, Inc. Class A(1)	9,644,880
38,000	Visa, Inc. Class A	13,317,480
		22,962,360
	INTERNET 3.4%
265,000	Robinhood Markets, Inc. Class A(1)	11,029,300
		33,991,660
HEALTHCARE 10.7%
	BIOTECHNOLOGY 7.8%
60,000	BioMarin Pharmaceutical, Inc.(1)	4,241,400
320,000	Exelixis, Inc.(1)	11,814,400
18,500	Vertex Pharmaceuticals, Inc.(1)	8,969,170
		25,024,970
	HEALTHCARE PRODUCTS 2.9%
210,000	Exact Sciences Corp.(1)	9,090,900
		34,115,870
INDUSTRIALS 6.6%
	INTERNET 6.6%
290,000	Uber Technologies, Inc.(1)	21,129,400
INFORMATION TECHNOLOGY 34.5%
	COMPUTERS 3.4%
31,000	Crowdstrike Holdings, Inc. Class A(1)	10,929,980
Shares		Value
COMMON STOCKS 99.9% (continued)
INFORMATION TECHNOLOGY 34.5% (continued)
	INTERNET 1.9%
65,000	Shopify, Inc. Class A(1)	$6,200,025
	SEMICONDUCTORS 14.0%
104,000	Advanced Micro Devices, Inc.(1)	10,684,960
36,000	Broadcom, Inc.	6,027,480
260,000	NVIDIA Corp.	28,178,800
		44,891,240
	SOFTWARE 15.2%
15,000	AppLovin Corp. Class A(1)	3,974,550
30,000	Microsoft Corp.	11,261,700
42,000	MicroStrategy, Inc. Class A(1)(2)	12,107,340
33,000	Salesforce, Inc.	8,855,880
8,000	ServiceNow, Inc.(1)	6,369,120
26,000	Workday, Inc. Class A(1)	6,071,780
		48,640,370
		110,661,615
TOTAL COMMON STOCKS (Cost $176,742,136)		320,226,706
SHORT-TERM INVESTMENTS 0.7%
	MONEY MARKET FUNDS 0.7%
1,128,632	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(3)	1,128,632
984,759	State Street Navigator Securities Lending Government Money Market Portfolio(4)	984,759
		2,113,391
TOTAL SHORT-TERM INVESTMENTS (Cost $2,113,391)		2,113,391
TOTAL INVESTMENTS IN SECURITIES 100.6% (Cost $178,855,527)		$322,340,097
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.6)%		(1,799,949)
NET ASSETS(5) 100.0%		$320,540,148

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2025, the market value of the securities on loan was $16,455,299.
(3)	Rate reflects 7 day yield as of March 31, 2025.
(4)
Securities with an aggregate market value of
$16,455,299 were out on loan in exchange for $984,759
of cash collateral as of March 31, 2025. The collateral
was invested in a cash collateral reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$178,855,527, aggregate gross unrealized appreciation
was $156,451,151, aggregate gross unrealized
depreciation was $12,966,581 and the net unrealized
appreciation was $143,484,570.

See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2025:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$320,226,706	$—	$—	$320,226,706
Short-Term Investments	2,113,391	—	—	2,113,391
Total Investments in Securities	$322,340,097	$—	$—	$322,340,097

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2025, there were no Level 3 investments.